Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Borrowings

	Effective interest rate (2021 /2020)			December 31, 2021	December 31, 2020
		Currency	Maturity (2021 /2020)	Amount, incl. accrued interest	Amount, incl. accrued interest
Convertible bonds	5.1%	USD	2026	49,403	—
Bank loans	10.0%/15.0%	RUB	2022/2021	9,954	6,639
Equipment financing	9.4%/9.8%	RUB	2022-2030/2021-2030	2,759	2,809

Total				62,116	9,448

Current				11,539	7,125
Non-current				50,577	2,323